Note 4 - Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	December 31,	March 31,
	2016	2017
	(Audited)	(Unaudited)

Due to Dr. Lan Huang	210	7